Summary of Significant Accounting Policies - Narrative (Details)		12 Months Ended
	Aug. 09, 2022 USD ($)	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Jan. 01, 2022 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Exchange ratio	0.97	0.97
Number of operating segment | segment		1
Accumulated deficit		$ 148,417,000	$ 109,850,000
Impairments of investments		0	0
Impairment of definite-lived intangible and long-lived assets		$ 0	0
Expected dividend yield		0.00%
Stock-based compensation due to Earnout Shares	$ 23,900,000	$ 23,867,000
Advertising expense		6,900,000	5,000,000
Operating lease, right of use assets, net		$ 695,000	$ 0
Top Two Customers | Revenue Benchmark | Customer Concentration Risk
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Percentage of total revenue		27.00%
Customer One | Revenue Benchmark | Customer Concentration Risk
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues		$ 7,000,000
Customer Two | Revenue Benchmark | Customer Concentration Risk
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues		$ 8,000,000
Top Four Customers | Accounts Receivable | Customer Concentration Risk
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Percentage of total revenue		65.00%
Additional Paid-in Capital
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stock-based compensation due to Earnout Shares		$ 23,900,000
Capitalized software
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Estimated useful life		3 years
Cumulative Effect, Period of Adoption, Adjustment | Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease, right of use assets, net				$ 500,000
Operating lease liability				$ 500,000
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Ratable basis over contractual period		1 month
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Ratable basis over contractual period		1 year